Investments (PCI Investments by Invested Asset Class) (Details) - Fixed maturity securities - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Purchased credit impaired investments, by invested asset class, held:
Outstanding principal and interest balance	$ 1,458	$ 1,219
Carrying value	$ 1,113	$ 907